CASH GENERATED FROM OPERATIONS (Details) - ZAR (R) R in Millions		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Cash flows from (used in) operating activities [abstract]
Profit for the year	[1]	R 4,255.5	R 2,242.7	R 1,328.7
Adjusted for:
Income tax		1,627.0	824.4	488.2
Depreciation		477.2	459.2	270.4
Movement in gold in process and finished inventories – Gold Bullion		(5.4)	(18.1)	(34.9)
Change in estimate of environmental rehabilitation provision recognised in profit or loss		(13.1)	(98.0)	(11.6)
Environmental rehabilitation payments to reduce liabilities without a related asset		0.0	0.0	(1.3)
Share-based payment expense		41.7	30.1	26.4
(Gain)/loss on disposal of property, plant and equipment		(0.3)	3.7	(0.6)
Loss on disposal of subsidiary		(4.8)	0.0	0.0
Insurance claim		0.0	0.0	(1.2)
Finance income		(245.5)	(223.8)	(280.8)
Finance expense		100.0	73.4	76.4
Other non-cash items		14.4	4.3	2.4
Operating cash flows before other changes		6,256.3	3,297.9	1,862.1
Changes in:		(219.8)	79.0	(123.8)
Trade and other receivables		(53.8)	110.4	(296.2)
Consumable stores and stock piles		(53.7)	(48.3)	(12.9)
Payment made under protest		(2.7)	(6.6)	(12.8)
Trade and other payables		(109.6)	23.5	198.1
Cash generated from operations		R 6,036.5	R 3,376.9	R 1,738.3

[1]	2025: Included in profit for the year and total comprehensive income for the year is a loss from subsidiary held for sale of R2.1 million. Of this loss,
R1.0 million is attributable to non-controlling interest (“NCI”).